Capital and financial risk management - Liquidity risk - Maturity profile for derivative financial liabilities (Details) - Liquidity risk - EUR (€) € in Millions	Mar. 31, 2019	Mar. 31, 2018
Financial derivatives
Financial derivatives, payable	€ (78,253)	€ (53,643)
Financial derivatives, receivable	85,053	56,181
Financial derivatives	6,800	2,538
Effect of discount/financing rates	(5,610)	(2,292)
Financial derivative net receivable	1,190	246
Within one year
Financial derivatives
Financial derivatives, payable	(23,469)	(18,055)
Financial derivatives, receivable	23,672	18,363
Financial derivatives	203	308
In more than one year but less than two years
Financial derivatives
Financial derivatives, payable	(8,356)	(3,925)
Financial derivatives, receivable	8,752	3,875
Financial derivatives	396	(50)
In more than two years but less than three years
Financial derivatives
Financial derivatives, payable	(3,772)	(4,904)
Financial derivatives, receivable	4,386	4,911
Financial derivatives	614	7
In more than three years but less than four years
Financial derivatives
Financial derivatives, payable	(3,959)	(2,223)
Financial derivatives, receivable	4,624	2,324
Financial derivatives	665	101
In more than four years but less than five years
Financial derivatives
Financial derivatives, payable	(3,710)	(3,834)
Financial derivatives, receivable	4,285	3,687
Financial derivatives	575	(147)
In more than five years
Financial derivatives
Financial derivatives, payable	(34,987)	(20,702)
Financial derivatives, receivable	39,334	23,021
Financial derivatives	€ 4,347	€ 2,319